Loans Principal, Interest and Financing Service Fee Receivables	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Loans principal, interest and financing service fee receivables
5	Loans principal, interest and financing service fee receivables

		December 31, 2020			December 31, 2021
	Note	First lien	Second lien	Subtotal	First lien	Second lien	Subtotal
		RMB	RMB	RMB	RMB	RMB	RMB
Loans principal, interest and financing service fee receivables		3,877,185,065	5,174,035,226	9,051,220,291	3,514,373,477	5,898,343,889	9,412,717,366

Less: allowance for credit losses	(a)
- Individually assessed		(27,176,553)	(44,821,768)	(71,998,321)	(32,968,722)	(28,511,175)	(61,479,897)
- Collectively assessed		(222,034,413)	(313,932,764)	(535,967,177)	(357,239,452)	(557,131,502)	(914,370,954)
Subtotal		(249,210,966)	(358,754,532)	(607,965,498)	(390,208,174)	(585,642,677)	(975,850,851)
Net loans principal, interest and financing service fee receivables		3,627,974,099	4,815,280,694	8,443,254,793	3,124,165,303	5,312,701,212	8,436,866,515

(a)	Allowance for credit losses

The table below presents the components of allowances for loans principal, interest and financing service fee receivables by impairment methodology with the recorded investment as of December 31, 2020 and 2021.

	December 31, 2021
	Allowance for loans which are collectively assessed			Allowance for loans which are individually assessed
	First lien	Second lien	Subtotal	First lien	Second lien	Subtotal	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1	222,034,413	313,932,764	535,967,177	27,176,553	44,821,768	71,998,321	607,965,498
Provision for credit losses	1,184,418	(6,117,066)	(4,932,648)	(65,333,841)	(137,477,353)	(202,811,194)	(207,743,842)
Charge-offs	(53,919,303)	(69,524,088)	(123,443,391)	(9,950,932)	(11,630,112)	(21,581,044)	(145,024,435)
Increase in guaranteed recoverable assets	187,939,924	318,839,892	506,779,816	18,633,218	16,504,672	35,137,890	541,917,706
Recoveries	-	-	-	62,443,724	116,292,200	178,735,924	178,735,924
As of December 31	357,239,452	557,131,502	914,370,954	32,968,722	28,511,175	61,479,897	975,850,851
Net loans principal, interest and financing service fee receivables	3,048,382,936	5,249,959,347	8,298,342,283	75,782,367	62,741,865	138,524,232	8,436,866,515

Recorded investment	3,405,622,388	5,807,090,849	9,212,713,237	108,751,089	91,253,040	200,004,129	9,412,717,366

	December 31, 2020
	Allowance for loans which are collectively assessed			Allowance for loans which are individually assessed
	First lien	Second lien	Subtotal	First lien	Second lien	Subtotal	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1	177,557,866	250,790,332	428,348,198	135,250,063	314,223,860	449,473,923	877,822,121
Change in accounting principle(1)	6,484,822	21,939,535	28,424,357	-	-	-	28,424,357
Beginning of year, adjusted	184,042,688	272,729,867	456,772,555	135,250,063	314,223,860	449,473,923	906,246,478
Provision for credit losses	(43,813,630)	50,112,460	6,298,830	112,670,171	126,738,791	239,408,962	245,707,792
Charge-offs	(34,273,187)	(172,638,761)	(206,911,948)	(239,620,691)	(428,900,848)	(668,521,539)	(875,433,487)
Increase in guaranteed recoverable assets	116,078,542	163,729,198	279,807,740	18,877,010	32,759,965	51,636,975	331,444,715
Recoveries	-	-	-	-	-	-	-
As of December 31	222,034,413	313,932,764	535,967,177	27,176,553	44,821,768	71,998,321	607,965,498
Net loans principal, interest and financing service fee receivables	3,375,900,505	4,591,204,190	7,967,104,695	252,073,594	224,076,504	476,150,098	8,443,254,793

Recorded investment	3,597,934,918	4,905,136,954	8,503,071,872	279,250,147	268,898,272	548,148,419	9,051,220,291

(1)	Effective January 1, 2020, the Group adopted accounting guidance which changed impairment recognition of financial instruments to a model that is based on expected losses rather than incurred losses.

The Group charges off loans principal, interest and financing service fee receivables if the remaining balance is considered uncollectable. Recovery of loans principal, interest and financing service fee receivables previously charged off would be recorded when received.

For the description of the Group’s related accounting policies of allowance for credit losses, see Note 2(e) Loans.

The following tables present the aging of allowance for credit losses as of December 31, 2021.

	Total current	1 - 30 days past due	31 - 89 days past due	91 - 179 days past due	Total loans
	RMB	RMB	RMB	RMB	RMB
The collaboration model
First lien	189,814,922	86,537,327	66,784,464	31,394,514	374,531,227
Second lien	340,800,002	124,542,266	80,395,050	26,996,820	572,734,138
Subtotal	530,614,924	211,079,593	147,179,514	58,391,334	947,265,365

The traditional facilitation model
First lien	5,618,913	3,503,613	4,980,213	1,574,208	15,676,947
Second lien	5,491,292	2,285,562	3,617,330	1,514,355	12,908,539
Subtotal	11,110,205	5,789,175	8,597,543	3,088,563	28,585,486
Allowance for credit losses	541,725,129	216,868,768	155,777,057	61,479,897	975,850,851

The following tables present the aging of allowance for credit losses as of December 31, 2020.

	Total current	1 - 30 days past due	31 - 89 days past due	91 - 179 days past due	Total loans
	RMB	RMB	RMB	RMB	RMB
The collaboration model
First lien	129,276,871	27,020,424	16,765,041	20,194,817	193,257,153
Second lien	188,642,266	38,252,087	19,925,427	26,687,931	273,507,711
Subtotal	317,919,137	65,272,511	36,690,468	46,882,748	466,764,864

The traditional facilitation model
First lien	38,097,424	7,913,700	2,960,953	6,981,736	55,953,813
Second lien	49,851,330	11,587,360	5,674,294	18,133,837	85,246,821
Subtotal	87,948,754	19,501,060	8,635,247	25,115,573	141,200,634
Allowance for credit losses	405,867,891	84,773,571	45,325,715	71,998,321	607,965,498

(b)	Loan delinquency and non-accrual details

The following tables present the aging of past-due loan principal and financing service fee receivables as of December 31, 2021.

	Total current	1 - 30 days past due	31 - 89 days past due	91 - 179 days past due	180 - 269 days past due	270 - 359 days past due	360 days past due	Total loans	Total non-accrual
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
The collaboration model
First lien	2,814,226,880	325,090,831	230,622,938	65,080,342	6,979,995	5,972,352	24,768,894	3,472,742,232	102,801,583
Second lien	5,030,913,080	467,836,400	276,784,712	52,043,750	7,455,656	6,468,134	17,308,803	5,858,810,535	83,276,343
Subtotal	7,845,139,960	792,927,231	507,407,650	117,124,092	14,435,651	12,440,486	42,077,697	9,331,552,767	186,077,926
The traditional facilitation model
First lien	20,814,948	6,532,393	8,334,398	4,887,949	285,023	122,845	653,689	41,631,245	5,949,506
Second lien	21,237,555	4,238,098	6,081,004	5,027,879	360,727	673,625	1,914,466	39,533,354	7,976,697
Subtotal	42,052,503	10,770,491	14,415,402	9,915,828	645,750	796,470	2,568,155	81,164,599	13,926,203
Loans principal, interest and financing service fee receivables	7,887,192,463	803,697,722	521,823,052	127,039,920	15,081,401	13,236,956	44,645,852	9,412,717,366	200,004,129

The following tables present the aging of past-due loan principal and financing service fee receivables as of December 31, 2020.

	Total current	1 - 30 days past due	31 - 89 days past due	91 - 179 days past due	180 - 269 days past due	270 - 359 days past due	360 days past due	Total loans	Total non-accrual
	RMB	RMB	RMB	RMB	453 RMB	RMB	RMB	RMB	RMB
The collaboration model
First lien	2,681,552,290	217,219,428	128,389,463	47,424,730	10,858,676	12,553,472	24,678,465	3,122,676,524	95,515,343
Second lien	3,673,471,340	306,486,461	151,561,512	46,280,722	14,945,912	10,344,194	6,687,980	4,209,778,121	78,258,808
Subtotal	6,355,023,630	523,705,889	279,950,975	93,705,452	25,804,588	22,897,666	31,366,445	7,332,454,645	173,774,151
The traditional facilitation model
First lien	488,042,981	61,067,711	21,663,045	34,557,769	32,670,220	24,572,960	91,933,855	754,508,541	183,734,804
Second lien	641,379,935	90,850,863	41,386,843	47,611,221	39,371,414	27,481,260	76,175,569	964,257,105	190,639,464
Subtotal	1,129,422,916	151,918,574	63,049,888	82,168,990	72,041,634	52,054,220	168,109,424	1,718,765,646	374,374,268
Loans principal, interest and financing service fee receivables	7,484,446,546	675,624,463	343,000,863	175,874,442	97,846,222	74,951,886	199,475,869	9,051,220,291	548,148,419

Loans principal, interest and financing service fee receivables are placed on non-accrual status when payments are 90 days contractually past.

Any interest accrued on non-accrual loans is reversed at 90 days and charged against current earnings, and interest is thereafter included in earnings only to the extent actually received in cash. When there is doubt regarding the ultimate collectability of principal, all cash receipts are thereafter applied to reduce the recorded investment in the loan.

(c)	Impaired loans

(1)	Impaired loans summary

		Recorded investment
	Unpaid principal balance	Impaired loans	Impaired loans with related allowance for credit losses	Impaired loans without related allowance for credit losses	Related allowance for credit losses
	RMB	RMB	RMB	RMB	RMB

First lien	102,914,225	108,751,090	64,871,825	43,879,265	32,968,721
Second lien	88,073,367	91,253,039	50,995,087	40,257,952	28,511,176
As of December 31, 2021	190,987,592	200,004,129	115,866,912	84,137,217	61,479,897

First lien	273,369,223	279,250,147	66,856,493	212,393,654	27,176,553
Second lien	269,382,033	268,898,272	76,861,941	192,036,331	44,821,768
As of December 31, 2020	542,751,256	548,148,419	143,718,434	404,429,985	71,998,321

In accordance with ASC 310-10-35-16 and 17, impaired loans are those loans where the Group, based on current information and events, believes it is probable all amounts due according to the contractual terms of the loan will not be collected. All amounts due according to the contractual terms means that both the contractual interest payments and the contractual principal payments of a loan will be collected as scheduled in the loan agreement. Impaired loans without an allowance generally represent loans that the fair value of the underlying collateral meets or exceeds the loan’s amortized cost.

(2)	Average recorded investment in impaired loans

	Year ended December 31,2020		Year ended December 31,2021
	Average recorded investment	Interest and fees income recognized	Average recorded investment	Interest and fees income recognized
	RMB	RMB	RMB	RMB

First lien	481,204,872	37,935,099	184,523,313	61,453,546
Second lien	613,589,390	58,090,531	176,098,252	61,775,021
Impaired loans	1,094,794,262	96,025,630	360,621,565	123,228,567

(i)	Average recorded investment represents ending balance for the last four quarters and does not include the related allowance for credit losses.

(ii)	The interest and fees income recognized are those interest and financing service fees recognized related to impaired loans. All the amounts are recognized on cash basis.

No debt restructuring in which contractual terms of loans are modified, has occurred during 2020 and 2021.

The Group transferred loans with carrying amounts of RMB1,004,069,874 and RMB2,466,160,820 to third party investors and recorded the transfers as sales for the years ended December 31, 2020 and 2021, respectively. The Group recognized net gain of RMB149,631,456 and net loss of RMB450,721,346 from transfers accounted for as sales of loans for the years ended December 31, 2020 and 2021, respectively.

The Group carries out pre-approval, review and credit approval of loans by professionals for credit risk arising from micro credit business. During the post-transaction monitoring process, the Group conducts a visit of customers regularly after disbursement of loans, and conducts on-site inspection when the Group considers it is necessary. The review focuses on the status of the collateral.

The Group adopts a loan risk classification approach to manage the loan portfolio risk. Loans are classified as non-impaired and impaired based on the different risk level. When one or more event demonstrates there is objective evidence of impairment and causes losses, corresponding loans are considered to be classified as impaired. The asset-specific component is calculated under ASC 310-10-35, on an individual basis for the loans whose payments are contractually past due more than 90 days or which are considered impaired.

The Group applies a series of criteria in determining the classification of loans. The loan classification criteria focus on a number of factors, including (i) the borrower’s ability to repay the loan; (ii) the borrower’s repayment history; (iii) the borrower’s willingness to repay; (iv) the net realizable value of any collateral; and (v) the prospect for the support from any financially responsible guarantor. The Group also takes into account the length of time for which payments of principal and interest on a loan are overdue.

(d)	Loans held-for-sale

Loans held-for-sale are measured at the lower of cost or fair value, with valuation changes recorded in noninterest revenue. The valuation is performed on an individual loan basis. Loans transferred to held-for-sale category were RMB586,206,781 (including RMB76,013,067 measured at fair value) and RMB733,975,352 (including RMB24,696,075 measured at fair value) as of December 31, 2020 and 2021 respectively.